Share Option Plan (Share-based Compensation of Eyedentity, Share Options Activity) (Details) (Eyedentity [Member], Stock Options [Member], KRW)
In Thousands, except Share data, unless otherwise specified
	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012
Eyedentity [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Granted	95,000	95,000
Options Outstanding, Exercised		0
Options Outstanding, Forfeited		(13,500)
Options Outstanding		815,000
Options Outstanding, Vested and expected to vest		815,000
Options Outstanding, Vested and exercisable		0
Weighted Average Exercise Price, Granted		100,000.0
Weighted Average Exercise Price, Exercised		0
Weighted Average Exercise Price, Forfeited		100,000.0
Weighted Average Exercise Price		100,000.0
Weighted Average Exercise Price, Vested and expected to vest		100,000.0
Weighted Average Exercise Price, Vested and exercisable		0
Weighted Average Remaining Contractual Life		4 years 1 month 2 days
Weighted Average Remaining Contractual Life, Vested and expected to vest		4 years 1 month 2 days
Weighted Average Remaining Contractual Life, Vested and exercisable		0 years
Aggregate Intrinsic Value		0
Aggregate Intrinsic Value, Vested and expected to vest		0
Aggregate Intrinsic Value, Vested and exercisable		0